Segment Information - Schedule of Segment Information (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Segment Information - Schedule of Segment Information (Details) [Line Items]
Financial income	R$ 2,959,687	R$ 1,662,583
Total revenue and financial income	3,512,428	2,063,930
Transaction expenses	186,440	184,516
Interest and Other financial expenses	(1,255,936)	(639,920)
Credit loss allowance expenses	(30,187)	18,606
Consumer Banking [Member]
Segment Information - Schedule of Segment Information (Details) [Line Items]
Net revenue from transaction activities and other services	442,127	313,835
Financial income	2,955,886	1,754,982
Total revenue and financial income	3,398,013	2,068,817
Transaction expenses	(136,043)	(151,100)
Interest and Other financial expenses	(1,312,192)	(722,409)
Credit loss allowance expenses	(973,531)	(480,136)
Adjusted gross profit	976,247	715,172
Small and Medium-Sized Businesses [Member]
Segment Information - Schedule of Segment Information (Details) [Line Items]
Net revenue from transaction activities and other services	77,784	67,227
Financial income	66,703	(16,533)
Total revenue and financial income	144,487	50,694
Transaction expenses	(49,834)	(32,397)
Interest and Other financial expenses	(79,761)	(180)
Credit loss allowance expenses	(489)
Adjusted gross profit	14,403	18,117
Audiences and Ecosystem Integration [Member]
Segment Information - Schedule of Segment Information (Details) [Line Items]
Net revenue from transaction activities and other services	32,830	20,285
Financial income	969	1,046
Total revenue and financial income	33,799	21,331
Transaction expenses	(1,979)	(308)
Interest and Other financial expenses		(26)
Credit loss allowance expenses
Adjusted gross profit	31,820	20,997
Institutional [Member]
Segment Information - Schedule of Segment Information (Details) [Line Items]
Net revenue from transaction activities and other services
Financial income	673,037	188,300
Total revenue and financial income	673,037	188,300
Transaction expenses	1,415	(711)
Interest and Other financial expenses	(600,891)	(182,517)
Credit loss allowance expenses
Adjusted gross profit	73,561	5,072
Total reportable segments [Member]
Segment Information - Schedule of Segment Information (Details) [Line Items]
Net revenue from transaction activities and other services	552,741	401,347
Financial income	3,696,595	1,927,795
Total revenue and financial income	4,249,336	2,329,142
Transaction expenses	(186,440)	(184,516)
Interest and Other financial expenses	(1,992,844)	(905,132)
Credit loss allowance expenses	(974,020)	(480,136)
Adjusted gross profit	R$ 1,096,032	R$ 759,358